Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Gross carrying amounts, accumulated amortization and net book value of intangible assets
	December 31, 2013	December 31, 2014
	RMB	RMB
Gross carrying amounts:
Upfront licensing fees paid	604,615	744,608
Software, copyrights and others	173,395	184,973
Intangible assets arising from business combinations
— Software technologies*	724,100	724,100
— Non-compete arrangements	34,848	34,848
— Trademarks	86,898	86,898
— Customer databases	14,271	14,271
	1,638,127	1,789,698
Less: accumulated amortization
Upfront licensing fees paid	(522,665)	(567,403)
Software, copyrights and others	(144,950)	(154,820)
Intangible assets arising from business combinations
— Software technologies	(435,474)	(527,528)
— Non-compete arrangements	(24,348)	(24,348)
— Trademarks	(32,481)	(39,545)
— Customer databases	(12,119)	(14,271)
	(1,172,037)	(1,327,915)

Less: accumulated impairment	(37,197)	(37,197)
Net book value	428,893	424,586

Estimated aggregate amortization expense for each of five succeeding fiscal years
Amortization
RMB

2015	165,532
2016	121,556
2017	55,259
2018	29,340
2019	20,611
Total	392,298